Document and Entity Information Document	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Entity Registrant Name	TransAlta Corporation
Entity Central Index Key	0001144800
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Common Shares Outstanding	277,265,641
Entity Emerging Growth Company	false